Quarterly Financial Information	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information
Quarterly Financial Information

Humana Inc.

QUARTERLY FINANCIAL INFORMATION

(Unaudited)

A summary of our quarterly unaudited results of operations for the years ended December 31, 2010 and 2009 follows:

2010
	First	Second(1)	Third	Fourth(2)
	(in thousands, except per share results)
Total revenues	$8,380,338	$8,589,243	$8,350,812	$8,276,442
Income before income taxes	416,926	535,854	622,290	174,492
Net income	258,768	340,076	393,221	107,325
Basic earnings per common share	1.54	2.02	2.35	0.64
Diluted earnings per common share	1.52	2.00	2.32	0.63

	2009
	First	Second	Third	Fourth
	(in thousands, except per share results)
Total revenues	$7,662,986	$7,842,909	$7,657,773	$7,578,907
Income before income taxes	293,762	439,950	469,348	398,700
Net income	205,717	281,780	301,519	250,659
Basic earnings per common share	1.23	1.68	1.80	1.49
Diluted earnings per common share	1.22	1.67	1.78	1.48

(1)	Includes an expense of $147.5 million ($93.4 million after tax, or $0.55 per diluted common share) for the write-down of deferred acquisition costs associated with our individual major medical policies as more fully described in Note 18 to the consolidated financial statements.

(2)	Includes an expense of $138.9 million ($88.0 million after tax, or $0.52 per diluted common share) associated with reserve strengthening for our closed block of long-term care policies acquired in connection with the 2007 acquisition of KMG America Corporation as more fully described in Note 18 to the consolidated financial statements.